Share-based compensation (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Granted, Weighted average grant-date fair value	$ 2.00	$ 4.50
Share Compensation Plan [Member]
Non-vested, Number of options - Beginning balace	512,784
Non-vested, Number of options Granted	617,500	382,900
Non-vested, Number of options Vested	(417,744)
Non-vested, Number of options Forfeited	(3,952)
Non-vested, Number of options - Ending balace	708,588	512,784
Non-vested, Weighted average grant-date fair value - Beginning balace	$ 3.96
Granted, Weighted average grant-date fair value	2.00
Vested, Weighted average grant-date fair value	2.56
Forfeited, Weighted average grant-date fair value	2.35
Non-vested, Weighted average grant-date fair value- Ending balace	$ 2.27	$ 3.96